UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22986

abrdn ETFs

(Exact name of registrant as specified in charter)

712 Fifth Avenue – 49th Floor

New York, New York 10019

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (844) 383-7289

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

1

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

abrdn ETFs
(the “Trust”)

Supplement dated September 2, 2022
to
Semiannual Report dated June 30, 2022

This supplement revises information contained in the semiannual report for the Trust dated June 30, 2022 (the “Semiannual Report”) and should be read in conjunction with the Semiannual Report.

The section entitled “Board Approval of Advisory and Sub-Advisory Agreements” starting on page 31 of the Semiannual Report is hereby deleted in its entirety and replaced with the following:

Board Approval of Advisory and Sub-Advisory Agreements

Summary of Board Considerations in Approving the Investment Advisory and Sub-Advisory Agreements

At a regularly scheduled meeting (the “Meeting”) of the Board of Trustees (the “Board”) of abrdn ETFs (the “Trust”) held on June 14, 2022, the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between abrdn ETFs Advisors LLC (formerly Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”)) and the Trust, on behalf of the abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (formerly, Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF), abrdn Bloomberg All Commodity Strategy K-1 Free ETF (formerly, Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF) and abrdn Bloomberg Industrial Metal Strategy K-1 Free ETF (formerly, Aberdeen Standard Bloomberg Industrial Metal Strategy K-1 Free ETF) (each a “Fund” and collectively, the “Funds”).

In connection with their consideration of whether to approve the continuation of the Advisory Agreement, the Board members received and reviewed a variety of information provided by the Advisor relating to the Funds, the Agreement and the Advisor, including comparative performance, fee and expense information and other information regarding the nature, extent and quality of services provided by the Advisor under the Advisory Agreement. The materials provided to the Board generally included, among other items: (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks; (ii) a report prepared by the Advisor in response to a request submitted by the Independent Trustees’ independent legal counsel on behalf of such Trustees; (iii) information on the Funds’ advisory fees and other expenses, including information comparing each Fund’s expenses to those of a peer group of funds and information about any applicable expense limitations and fee “breakpoints”; (iv) information about the profitability of the Agreement to the Advisor; and (v) a memorandum from the Independent Trustees’ independent legal counsel on the responsibilities of the Board in considering for approval the investment advisory arrangements under the 1940 Act and Delaware law.

Approval of the Advisory Agreement

In evaluating whether to renew the Advisory Agreement for each Fund, the Board considered numerous factors, including: (i) the nature, extent, and quality of the services provided to each Fund by the Advisor under the Advisory Agreement; (ii) the costs of the services provided to each Fund and the anticipated profits realized by the Advisor (and its affiliates) from its relationships with each Fund; (iii) each Fund’s total expense ratio as well as the advisory fees paid by each Fund pursuant to the Advisory Agreement relative to the total expense ratios of and the advisory fees charged by a comparable group of funds with similar investment strategies (“peer funds”); (iv) the investment performance of each Fund relative to that of its benchmark index as well as the performance of its peer funds; (vi) any additional benefits (such as soft dollars, if any) received by the Advisor and its affiliates; (v) the extent to which economies of scale would be realized by Shareholders as each Fund’s assets increase and whether a Fund’s advisory fees enable its investors to share in the benefits of economies of scale, if any; (vii) the Advisor’s compliance program; and (viii) any other considerations deemed relevant by the Board. No single factor reviewed by the Board was identified as the principal factor in determining whether to renew the Advisory Agreement, and individual Trustees may have given different weight to various factors.

The discussion immediately below outlines in greater detail the materials and information presented to the Board by the Advisor in connection with the Board’s consideration and approval of the Advisory Agreement, and the conclusions made by the Board at the Meeting when determining to renew the Advisory Agreement.

2

Nature, Extent, and Quality of Services. In examining the nature, extent and quality of the investment advisory services provided by the Advisor, the Trustees considered the qualifications, experience and capability of the Advisor’s management and other personnel and the extent of care and conscientiousness with which the Advisor performs its duties. The Board reviewed information describing the Advisor’s reputation within the industry, business operations, financial condition, personnel, brokerage and other trading practices, historical performance, and relevant compliance policies and procedures. In particular, the Board noted the Advisor’s responsibilities with respect to the provision of advisory and administrative services, the financial and reputational risks assumed by the Advisor, and the Advisor’s oversight of Vident Investment Advisory, LLC as sub-advisor to each Fund under the Advisory Agreement, and recognized the Advisor’s continued commitment to each Fund. The Trustees noted that abrdn Inc., parent company of the Advisor, had represented that it would financially support the obligations of the Advisor with respect to the Funds.

Based on the totality of the information considered, the Board concluded that each Fund has already, and was likely to continue to benefit from the nature, extent and quality of the Advisor’s services, and that the Advisor has the ability to provide these services based on its respective experience, operations and current resources.

Costs and Profitability. The Board then considered the profits realized by the Advisor in connection with providing services to the Funds. The Board reviewed profit and loss information provided by the Advisor with respect to each of the Funds. In particular, the Board noted the Advisor’s representation of its long-term commitment to the success of the Funds. The Board also considered how the Advisor’s profitability was affected by factors such as its organizational structure and method for allocating expenses. Based on the totality of the information considered, the Board concluded that the Advisor’s profitability with respect to the Funds appeared reasonable in light of the services the Advisor rendered to the Funds.

Fees and Expenses. The Board considered each Fund’s advisory fees payable under the Advisory Agreement in relation to the estimated costs of the advisory and related services provided by the Advisor. The Board noted that each Fund’s fee structure is a “unitary fee” structure under which each Fund pays a single advisory fee out of which all of the Fund’s expenses, except for certain excluded expenses, are paid. The Board reviewed each Fund’s advisory fee and total expense ratio and noted that no changes were being proposed. Based on the totality of the information considered, the Board concluded, with respect to each Fund, that the advisory fees appeared reasonable in light of the services rendered.

Investment Performance of each Fund. The Board reviewed reports comparing each Fund’s investment performance over time to the performance of the Fund’s benchmark index as well as other funds in its peer group. A representative from the Advisor provided information regarding, and led discussions of factors impacting, the performance of each Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Board determined that each Fund’s performance was satisfactory, or, where the Fund’s performance fell below its benchmark and/or peer group, the Board was satisfied by the reasons for the underperformance and/or the steps taken by the Advisor in an effort to improve the Fund’s performance. Based on the totality of the information considered, the Board concluded that it was satisfied with the investment results that the Advisor had been able to achieve for the Funds. In reviewing the performance for the abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF and abrdn Bloomberg All Commodity Strategy K-1 Free ETF, the Board also noted that it had approved changes to these Funds’ investment objective and strategies to change each Fund from an actively managed fund to a fund that seeks to track the performance of an underlying index.

Indirect Benefits. The Board then considered the extent to which the Advisor derives any ancillary or indirect benefits that could accrue to the Advisor from the Funds’ operations as a result of the Advisor’s relationship with each Fund. The Board reviewed the degree to which the Advisor or its affiliates may receive compensation from the Funds based upon a Fund’s investment in other funds affiliated with the Advisor. The Board also considered whether any of the Advisor’s affiliates might benefit from the Funds’ operations. Based on the totality of the information considered, the Board concluded that any benefits accruing to the Advisor by virtue of its relationships with the Funds appeared to be reasonable.

Economies of Scale. The Board next considered the absence of breakpoints in the advisory fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in each Fund’s asset levels, noting a recent increase in asset levels. Based on the totality of the information considered, the Board determined that it would monitor potential economies of scale, as well as the appropriateness of introducing breakpoints, as assets managed by each Fund continue to grow larger.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including the Independent Trustees, with the assistance of Trust Counsel, unanimously concluded that the terms of the Advisory Agreement, including the fees to be paid thereunder, were fair and reasonable and approved the Advisory Agreement.

3

Summary of Board Considerations in Approving the Investment Sub-Advisory Agreement

At the March 15, 2022 meeting (the “March Meeting”) and the June 14, 2022 meeting (together with the March Meeting, the “Meetings”) of the Board of Trustees of the Trust, the Board, including the Independent Trustees, approved the continuation of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and Vident Investment Advisory, LLC (the “Sub-Advisor”) on behalf of each Fund. At the March Meeting, the Board approved the Sub-Advisory Agreement for a stub period of three months to align subsequent years’ approvals of the Sub-Advisory Agreement with the annual approval of the Funds’ Advisory Agreement.

In preparation for the Meetings, the Trustees requested that the Sub-Advisor furnish information necessary to evaluate the terms of the Sub-Advisory Agreement. The Trustees used this information to help them decide whether to approve the Sub-Advisory Agreement. Before voting on the Sub-Advisory Agreement, the Board reviewed the Sub-Advisory Agreement with representatives of the Sub-Advisor, as well with the Independent Trustees’ independent legal counsel, and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the agreement. The Independent Trustees also discussed the Sub-Advisory Agreement in an executive session with independent legal counsel at which no representatives of the Sub-Advisor was present. In its consideration of the approval of the Sub-Advisory Agreement, the Board reviewed materials furnished by the Sub-Advisor, and communicated with senior representatives of the Sub-Advisor regarding its personnel, operations and financial condition.

In evaluating whether to renew the Sub-Advisory Agreement for each Fund, the Board considered numerous factors, including: (i) the nature, extent, and quality of the services provided to each Fund by the Sub-Advisor under the Sub-Advisory Agreement; (ii) each Fund’s total expense ratio as well as the advisory fees paid by each Fund pursuant to the Sub-Advisory Agreement relative to the total expense ratios of and the advisory fees charged by a comparable group of funds with similar investment strategies (“peer funds”); (iii) the investment performance of each Fund relative to that of its benchmark index as well as the performance of its peer funds; (iv) the costs of the services provided to each Fund and the anticipated profits realized by the Sub-Advisor (and its affiliates) from its relationships with each Fund; (v) the extent to which economies of scale would be realized by Shareholders as each Fund’s assets increase and whether a Fund’s advisory fees enable its investors to share in the benefits of economies of scale, if any; (vi) any additional benefits (such as soft dollars, if any) received by the Sub-Advisor and its affiliates; (vii) the Sub-Advisor’s compliance program; and (viii) any other considerations deemed relevant by the Board. No single factor reviewed by the Board was identified as the principal factor in determining whether to renew the Sub-Advisory Agreement, and individual Trustees may have given different weight to various factors.

The discussion immediately below outlines in greater detail the materials and information presented to the Board by the Sub-Advisor in connection with the Board’s consideration and approval of the Sub-Advisory Agreement, and the conclusions made by the Board at the Meeting when determining to renew the Sub-Advisory Agreement.

Nature, Extent, and Quality of Services. In examining the nature, extent and quality of the investment advisory services provided by the Sub-Advisor, the Trustees considered the qualifications, experience and capability of the Sub-Advisor’s management and other personnel and the extent of care and conscientiousness with which the Sub-Advisor performs its duties. The Board reviewed information describing the Sub-Advisor’s reputation within the industry, business operations, financial condition, personnel, brokerage and other trading practices, historical performance, and relevant compliance policies and procedures. In particular, the Board noted the Sub-Advisor’s responsibilities under the Sub-Advisory Agreement, and recognized the Sub-Advisor’s continued commitment to each Fund. The Board also considered the investment management process used by the Sub-Advisor in managing each Fund’s assets, including the experience and capability of the Sub-Advisor’s management and other personnel responsible for the portfolio management of each Fund and compliance with each Fund’s investment policies and restrictions.

Based on the totality of the information considered, the Board concluded that each Fund has already, and was likely to continue to benefit from the nature, extent and quality of the Sub-Advisor’s services, and that the Sub-Advisor has the ability to provide these services based on its respective experience, operations and current resources.

Fees and Expenses. The Board considered each Fund’s advisory fees payable under the Sub-Advisory Agreement in relation to the estimated costs of the advisory and related services provided by the Sub-Advisor. The Trustees noted that the fees payable under the Sub-Advisory Agreement for the abrdn Bloomberg Industrial Strategy K-1 Free ETF had increased effective March 1, 2022 and had changed from a flat fee to a tiered fee that included breakpoints. The Board noted that each Fund’s fee structure is a “unitary fee” structure under which each Fund pays a single advisory fee out of which all of the Fund’s expenses, except for certain excluded expenses, are paid. The Board reviewed each Fund’s advisory fee and total expense ratio and noted that no changes were being proposed. Based on the totality of the information considered, the Board concluded, with respect to each Fund, that the advisory fees appeared reasonable in light of the services rendered.

4

Investment Performance of each Fund. The Board reviewed reports comparing each Fund’s investment performance over time to the performance of the Fund’s benchmark index as well as other funds in its peer group. A representative from the Sub-Advisor provided information regarding, and led discussions of factors impacting, the performance of each Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Board determined that each Fund’s performance was satisfactory, or, where the Fund’s performance fell below its benchmark and/or peer group, the Board was satisfied by the reasons for the underperformance and/or the steps taken by the Sub-Advisor in an effort to improve the Fund’s performance. Based on the totality of the information considered, the Board concluded that it was satisfied with the investment results that the Sub-Advisor had been able to achieve for the Funds.

Costs and Profitability. While the Board considered profitability with respect to each Fund, they did not consider the Sub-Advisor’s profitability as they did not consider it to be particularly relevant because the Advisor paid the Sub-Advisor out of its advisory fees. The Board noted the Sub-Advisor’s representation of its long-¬term commitment to the success of the Funds. The Trustees considered that the Sub-Advisory Agreement was negotiated at arm’s length, and that the Advisor had an incentive to negotiate the lowest possible sub-advisory fees.

Economies of Scale. The Board next considered the absence of breakpoints in the advisory fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in each Fund’s asset levels. Thus, based on the totality of the information considered, the Board determined that it would monitor potential economies of scale, as well as the appropriateness of introducing breakpoints, as assets managed by each Fund grow larger.

Indirect Benefits. The Board then considered the extent to which the Sub-Advisor derives any ancillary or indirect benefits that could accrue to the Sub-Advisor from the Funds’ operations as a result of the Sub-Advisor’s relationship with each Fund. The Board reviewed the degree to which the Sub-Advisor or its affiliates may receive compensation from the Funds based upon a Fund’s investment in other funds affiliated with the Sub-Advisor. The Board also considered whether any of the Sub-Advisor’s affiliates might benefit from the Funds’ operations. Based on the totality of the information considered, the Board concluded that any benefits accruing to the Sub-Advisor by virtue of its relationships with the Funds appeared to be reasonable.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including the Independent Trustees, with the assistance of Trust Counsel, unanimously concluded that the terms of the Sub-Advisory Agreement, including the fees to be paid thereunder, were fair and reasonable and approved the Sub-Advisory Agreement.

abrdn ETFs
Semiannual Report

June 30, 2022

abrdn Bloomberg All Commodity Strategy K-1 Free ETF

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF

abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF

Principal U.S. Listing Exchange: NYSE Arca

abrdn ETFs

Table of Contents

Consolidated Schedule of Portfolio Investments

abrdn Bloomberg All Commodity Strategy K-1 Free ETF

June 30, 2022 (Unaudited)

See accompanying notes to the consolidated financial statements.

	Shares or Principal Amount (US$)	Value (US$)
SHORT-TERM INVESTMENTS (104.2%)
MONEY MARKET FUNDS (2.1%)
Invesco Government & Agency Portfolio, 1.08% (a)	21,336,895	21,336,895
Total Money Market Funds		21,336,895

U.S. TREASURIES (102.1%)
U.S. Treasury Bills
0.22%, 07/07/2022 (b)	23,000,000	22,997,197
0.27%, 07/14/2022 (b)	9,000,000	8,996,693
0.61%, 07/21/2022 (b)	42,000,000	41,976,871
0.41%, 07/28/2022 (b)	15,000,000	14,989,200
0.50%, 08/04/2022 (b)	26,000,000	25,971,423
0.61%, 08/11/2022 (b)(c)	53,000,000	52,919,644
0.64%, 08/18/2022 (b)	15,300,000	15,272,868
0.82%, 08/25/2022 (b)	38,000,000	37,914,223
0.65%, 09/01/2022 (b)(c)	97,000,000	96,747,120
0.97%, 09/08/2022 (b)	38,000,000	37,887,715
1.71%, 09/15/2022 (b)	10,000,000	9,966,592
0.95%, 09/22/2022 (b)	20,500,000	20,423,669
1.25%, 09/29/2022 (b)(c)	75,000,000	74,693,438
1.11%, 10/06/2022 (b)	53,000,000	52,752,975
1.17%, 10/13/2022 (b)	25,500,000	25,364,177
1.25%, 10/20/2022 (b)	44,000,000	43,741,725
1.35%, 10/27/2022 (b)(c)	91,000,000	90,429,245
1.45%, 11/03/2022 (b)	36,200,000	35,952,382
1.40%, 11/10/2022 (b)(c)	57,000,000	56,579,649
1.50%, 11/17/2022 (b)(c)	97,000,000	96,235,027
1.50%, 11/25/2022 (b)(c)	87,000,000	86,281,507
1.58%, 12/01/2022 (b)(c)	76,500,000	75,785,131
1.73%, 12/08/2022 (b)(c)	18,000,000	17,820,700
2.33%, 12/22/2022 (b)	5,500,000	5,436,377
2.50%, 12/29/2022 (b)	10,000,000	9,878,579
Total U.S. Treasuries		1,057,014,127

Total Short-Term Investments		1,078,351,022

Total Investments (Cost $1,079,825,472) —104.2%		1,078,351,022
Liabilities in Excess of Other Assets—(4.2)%		(43,129,585)
Net Assets—100.0%		1,035,221,437

(a)The rate shown is the 7 day yield as of June 30, 2022.

(b)The rate shown is the discount yield at the time of purchase.

(c)All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $253,348,050.

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,659,445
Aggregate gross unrealized depreciation	(251,978,028)
Net unrealized depreciation	(237,318,583)
Federal income tax cost of investment securities	$1,250,155,428

See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments

abrdn Bloomberg All Commodity Strategy K-1 Free ETF (concluded)

June 30, 2022 (Unaudited)

At June 30, 2022, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Trading Currency	Notional Amount (US$)	Unrealized Appreciation/ (Depreciation) (US$)
Long Contract Positions
LME Aluminum Base Metal (d)	533	07/18/2022	USD	43,792,429	(11,379,367)
LME Nickel Base Metal (d)	203	07/18/2022	USD	40,059,694	(12,470,776)
LME Zinc Base Metal (d)	321	07/18/2022	USD	34,460,737	(8,927,193)
Brent Crude Oil	784	07/29/2022	USD	82,152,298	3,327,222
Lean Hogs	488	08/12/2022	USD	20,452,697	(522,777)
WTI Crude Oil	940	08/22/2022	USD	108,834,646	(11,920,646)
100 oz Gold	774	08/29/2022	USD	143,760,765	(3,875,745)
Natural Gas	2,000	08/29/2022	USD	176,652,500	(68,812,500)
Live Cattle	601	08/31/2022	USD	32,307,214	(436,184)
NY Harbor ULSD	184	08/31/2022	USD	32,120,666	(3,025,519)
RBOB Gasoline	207	08/31/2022	USD	33,227,239	(3,651,120)
Low Sulphur Gasoil	347	09/12/2022	USD	42,285,697	(4,046,297)
Corn	1,709	09/14/2022	USD	62,330,516	(8,603,828)
KC HRW Wheat	399	09/14/2022	USD	23,215,192	(4,227,779)
Wheat	704	09/14/2022	USD	38,213,066	(7,096,266)
LME Aluminum Base Metal	549	09/19/2022	USD	37,499,609	(3,938,553)
LME Nickel Base Metal	209	09/19/2022	USD	34,958,867	(6,491,813)
LME Zinc Base Metal	331	09/19/2022	USD	30,905,717	(4,750,511)
Coffee ‘C’	290	09/20/2022	USD	25,029,399	(6,024)
Copper	458	09/28/2022	USD	49,966,504	(7,487,004)
Silver	395	09/28/2022	USD	43,312,737	(3,117,537)
Sugar No. 11	1,266	09/30/2022	USD	27,187,643	(956,123)
Soybean	770	11/14/2022	USD	60,075,448	(3,942,448)
Cotton	242	12/07/2022	USD	14,832,342	(2,872,702)
Soybean Meal	790	12/14/2022	USD	31,479,141	650,159
Soybean Oil	828	12/14/2022	USD	38,315,351	(6,291,623)
					(184,872,954)

Short Contract Positions
LME Aluminum Base Metal (d)	(533)	07/18/2022	USD	(36,230,376)	3,817,314
LME Nickel Base Metal (d)	(203)	07/18/2022	USD	(33,884,633)	6,295,714
LME Zinc Base Metal (d)	(321)	07/18/2022	USD	(30,002,521)	4,468,977
LME Nickel Base Metal (d)	(5)	09/19/2022	USD	(696,291)	15,261
LME Nickel Base Metal (d)	(13)	09/19/2022	USD	(806,133)	11,427
LME Zinc Base Metal (d)	(8)	09/19/2022	USD	(678,167)	46,017
					14,654,710
					(170,218,244)

(d)London Metal Exchange (“LME”) futures contracts settle on their respective maturity date. See Note 2.

USDU.S. Dollar

Commodity Allocation Summary*
Energy	39.4%
Agriculture	26.6%
Precious Metals	15.5%
Base Metals	14.1%
Livestock	4.4%
100.0%

*Based on notional value of futures contracts. Short-term investments held as collateral for futures contracts have been excluded. Holdings and allocations are subject to change.

Consolidated Schedule of Portfolio Investments

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF

June 30, 2022 (Unaudited)

See accompanying notes to the consolidated financial statements.

	Shares or Principal Amount (US$)	Value (US$)
SHORT-TERM INVESTMENTS (100.6%)
MONEY MARKET FUNDS (0.7%)
UNITED STATES (0.7%)
Invesco Government & Agency Portfolio, 1.08%(a)	2,066,868	2,066,868
Total Money Market Funds		2,066,868

U.S. TREASURIES (99.9%)
U.S. Treasury Bills
0.27%, 07/14/2022 (b)(c)	6,000,000	5,997,795
0.36%, 07/21/2022 (b)	5,000,000	4,997,247
0.60%, 07/28/2022 (b)(c)	10,000,000	9,992,800
0.47%, 08/04/2022 (b)	23,500,000	23,474,171
0.64%, 08/11/2022 (b)	8,900,000	8,886,506
0.67%, 08/18/2022 (b)	8,400,000	8,385,104
0.69%, 08/25/2022 (b)	10,000,000	9,977,427
0.65%, 09/01/2022 (b)(c)	26,299,999	26,231,436
0.75%, 09/08/2022 (b)	8,850,000	8,823,849
1.71%, 09/15/2022 (b)	6,000,000	5,979,955
0.95%, 09/22/2022 (b)	20,000,000	19,925,531
1.01%, 09/29/2022 (b)	5,000,000	4,979,562
1.11%, 10/06/2022 (b)	9,000,000	8,958,052
1.17%, 10/13/2022 (b)(c)	19,400,000	19,296,668
1.27%, 10/20/2022 (b)	18,000,000	17,894,342
1.36%, 10/27/2022 (b)	12,000,000	11,924,736
1.38%, 11/03/2022 (b)	26,000,000	25,822,153
1.39%, 11/10/2022 (b)	11,000,000	10,918,880
1.48%, 11/17/2022 (b)(c)	16,000,000	15,873,819
1.45%, 11/25/2022 (b)	12,000,000	11,900,897
1.58%, 12/01/2022 (b)(c)	19,000,000	18,822,451
1.72%, 12/08/2022 (b)	23,000,000	22,770,894
2.29%, 12/15/2022 (b)	3,000,000	2,968,601
2.33%, 12/22/2022 (b)(c)	13,500,000	13,343,835
		318,146,711
Total U.S. Treasuries		318,146,711

Total Short-Term Investments		320,213,579

Total Investments (Cost $320,698,309) —100.6%		320,213,579
Liabilities in Excess of Other Assets—(0.6)%		(1,769,206)
Net Assets—100.0%		318,444,373

(a)The rate shown is the 7 day yield as of June 30, 2022.

(b)The rate shown is the discount yield at the time of purchase.

(c)All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $62,609,620.

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,317,140
Aggregate gross unrealized depreciation	(49,603,256)
Net unrealized depreciation	(38,286,116)
Federal income tax cost of investment securities	$355,631,205

See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (continued)

June 30, 2022 (Unaudited)

At June 30, 2022, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Trading Currency	Notional Amount (US$)	Unrealized Appreciation/ (Depreciation) (US$)
Long Contract Positions
LME Aluminum Base Metal (d)	105	07/18/2022	USD	8,122,476	(1,737,163)
LME Nickel Base Metal (d)	42	07/18/2022	USD	5,723,971	(15,919)
LME Zinc Base Metal (d)	65	07/18/2022	USD	5,824,464	(654,120)
LME Aluminum Base Metal (d)	146	09/19/2022	USD	12,465,814	(3,540,651)
LME Nickel Base Metal (d)	56	09/19/2022	USD	11,733,396	(4,105,861)
LME Zinc Base Metal (d)	88	09/19/2022	USD	8,725,262	(1,771,612)
WTI Crude Oil	294	10/20/2022	USD	28,547,413	191,087
Natural Gas	625	10/27/2022	USD	48,190,923	(13,690,923)
NY Harbor ULSD	57	10/31/2022	USD	8,189,233	490,693
RBOB Gasoline	64	10/31/2022	USD	7,960,918	(86,422)
Low Sulphur Gasoil	109	11/10/2022	USD	10,688,232	833,068
LME Nickel Base Metal (d)	65	11/14/2022	USD	11,107,320	(2,236,380)
LME Nickel Base Metal (d)	169	11/14/2022	USD	11,761,239	(1,436,395)
LME Zinc Base Metal (d)	102	11/14/2022	USD	9,223,587	(1,217,224)
Soybean	241	11/14/2022	USD	17,888,386	(319,486)
Brent Crude Oil	245	11/30/2022	USD	27,191,251	(3,034,251)
Cotton	76	12/07/2022	USD	4,117,302	(361,382)
Corn	534	12/14/2022	USD	19,398,355	(2,851,030)
KC HRW Wheat	125	12/14/2022	USD	7,503,676	(1,498,989)
Lean Hogs	153	12/14/2022	USD	5,295,375	(223,425)
Soybean Meal	247	12/14/2022	USD	10,326,555	(281,065)
Soybean Oil	259	12/14/2022	USD	10,421,628	(404,544)
Wheat	220	12/14/2022	USD	12,352,697	(2,447,197)
Coffee ‘C’	91	12/19/2022	USD	7,253,874	494,207
100 oz Gold	242	12/28/2022	USD	47,437,305	(3,211,805)
Copper	143	12/28/2022	USD	15,056,846	(1,752,484)
Silver	123	12/28/2022	USD	13,444,754	(832,949)
Live Cattle	188	12/30/2022	USD	11,083,780	(189,180)
Sugar No. 11	396	02/28/2023	USD	8,671,054	(346,184)
					(46,237,586)

Short Contract Positions
LME Aluminum Base Metal (d)	(105)	07/18/2022	USD	(9,119,051)	2,733,738
LME Nickel Base Metal (d)	(42)	07/18/2022	USD	(8,869,924)	3,161,872
LME Zinc Base Metal (d)	(65)	07/18/2022	USD	(6,406,755)	1,236,411
LME Nickel Base Metal (d)	(56)	09/19/2022	USD	(9,572,191)	1,944,655
LME Nickel Base Metal (d)	(146)	09/19/2022	USD	(10,144,330)	1,219,168
LME Zinc Base Metal (d)	(88)	09/19/2022	USD	(7,972,840)	1,019,190
LME Nickel Base Metal (d)	(1)	11/14/2022	USD	(136,472)	(4)
LME Nickel Base Metal (d)	(1)	11/14/2022	USD	(61,089)	(4)
LME Zinc Base Metal (d)	(1)	11/14/2022	USD	(78,489)	(4)
					11,315,022
					(34,922,564)

(d)London Metal Exchange (“LME”) futures contracts settle on their respective maturity date. See Note 2.

USDU.S. Dollar

See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (concluded)

June 30, 2022 (Unaudited)

Commodity Allocation Summary*
Energy	37.1%
Agriculture	27.7%
Precious Metals	17.2%
Base Metals	13.4%
Livestock	4.6%
100.0%

*Based on notional value of futures contracts. Short-term investments held as collateral for futures contracts have been excluded. Holdings and allocations are subject to change.

Consolidated Schedule of Portfolio Investments

abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF

June 30, 2022 (Unaudited)

See accompanying notes to the consolidated financial statements.

	Shares or Principal Amount (US$)	Value (US$)
SHORT-TERM INVESTMENTS (127.5%)
MONEY MARKET FUNDS (15.2%)
UNITED STATES (15.2%)
Invesco Government & Agency Portfolio, 1.08%(a)	4,503,118	4,503,118
Total Money Market Funds		4,503,118

U.S. TREASURIES (112.3%)
U.S. Treasury Bills
0.65%, 07/07/2022 (b)	1,000,000	999,878
0.82%, 07/21/2022 (b)	1,000,000	999,449
0.50%, 08/04/2022 (b)	1,000,000	998,901
0.70%, 08/18/2022 (b)	700,000	698,759
0.71%, 09/08/2022 (b)(c)	4,700,000	4,686,112
1.36%, 09/22/2022 (b)(c)	15,000,000	14,944,148
1.60%, 10/06/2022 (b)(c)	2,000,000	1,990,678
1.15%, 10/13/2022 (b)(c)	1,500,000	1,492,011
1.30%, 10/20/2022 (b)(c)	1,500,000	1,491,195
2.33%, 12/22/2022 (b)	5,000,000	4,942,161
		33,243,292
Total U.S. Treasuries		33,243,292

Total Short-Term Investments		37,746,410

Total Investments (Cost $37,762,230) —127.5%		37,746,410
Liabilities in Excess of Other Assets—(27.5)%		(8,143,068)
Net Assets—100.0%		29,603,342

(a)The rate shown is the 7 day yield as of June 30, 2022.

(b)The rate shown is the discount yield at the time of purchase.

(c)All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $14,939,995.

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,643,624
Aggregate gross unrealized depreciation	(13,552,648)
Net unrealized depreciation	(9,909,024)
Federal income tax cost of investment securities	$47,495,337

See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments

abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF (concluded)

June 30, 2022 (Unaudited)

At June 30, 2022, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Trading Currency	Notional Amount (US$)	Unrealized Appreciation/ (Depreciation) (US$)
Long Contract Positions
LME Aluminum Base Metal (d)	131	07/18/2022	USD	10,798,370	(2,831,932)
LME Nickel Base Metal (d)	50	07/18/2022	USD	9,925,360	(3,130,060)
LME Zinc Base Metal (d)	79	07/18/2022	USD	8,538,465	(2,254,509)
LME Aluminum Base Metal (d)	123	09/19/2022	USD	8,410,155	(891,012)
LME Nickel Base Metal (d)	47	09/19/2022	USD	7,876,516	(1,474,833)
LME Zinc Base Metal (d)	74	09/19/2022	USD	6,911,314	(1,063,927)
Copper	105	09/28/2022	USD	11,466,853	(1,728,103)
					(13,374,376)

Short Contract Positions
LME Aluminum Base Metal (d)	(131)	07/18/2022	USD	(8,912,599)	946,161
LME Nickel Base Metal (d)	(50)	07/18/2022	USD	(8,369,741)	1,574,441
LME Zinc Base Metal (d)	(79)	07/18/2022	USD	(7,406,977)	1,123,022
					3,643,624
					(9,730,752)

(d)London Metal Exchange (“LME”) futures contracts settle on their respective maturity date. See Note 2.

USD U.S. Dollar

Commodity Allocation Summary*
Aluminum	26.2%
Copper	29.2%
Nickel	24.1%
Zinc	20.5%
100.0%

*Based on notional value of futures contracts. Short-term investments held as collateral for futures contracts have been excluded. Holdings and allocations are subject to change.

See accompanying notes to the consolidated financial statements.

Consolidated Statements of Assets and Liabilities

June 30, 2022 (Unaudited)

	abrdn Bloomberg All Commodity Strategy K-1 Free ETF	abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF
Assets:
Investments, at cost	$1,079,825,473	$320,698,309	$37,762,230
Investments, at value	$1,078,351,022	$320,213,579	$37,746,410

Cash collateral pledged for futures	120,778,568	25,971,764	1,555,182
Cash	1,296	1,505,987	67,402
Unrealized appreciation on open futures contracts	18,632,091	13,324,089	3,643,624
Receivable for capital shares issued	16,200,000	4,300,000	—
Receivable for investments sold	6,999,125	9,497,076	—
Receivable from Advisor	163,974	49,361	11,393
Interest and dividends receivable	13,101	4,145	1,152
Total assets	1,241,139,177	374,866,001	43,025,163
Liabilities:
Payable for investments purchased	16,200,000	4,300,000	—
Payable for capital shares redeemed	—	3,598,230	—
Unrealized depreciation on open futures contracts	188,850,335	48,246,653	13,374,376
Advisory fees payable	867,405	276,745	47,445
Total liabilities	205,917,740	56,421,628	13,421,821
Net Assets	$1,035,221,437	$318,444,373	$29,603,342

Investments	$1,079,825,473	$320,698,309	$37,762,230

Net Assets Consist of:
Capital	$986,974,812	$312,694,099	$34,121,473
Distributable earnings (accumulated loss)	48,246,625	5,750,274	(4,518,131)
Net Assets	$1,035,221,437	$318,444,373	$29,603,342
Shares (unlimited number of shares authorized, no par value)	38,300,001	8,850,001	1,275,000
Net Asset Value	$27.03	$35.98	$23.22

Amounts listed as “-” are $0 or round to $0.

See accompanying notes to the consolidated financial statements.

Consolidated Statements of Operations

For the Six-Month Period Ended June 30, 2022 (Unaudited)

	abrdn Bloomberg All Commodity Strategy K-1 Free ETF	abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF
INVESTMENT INCOME:
Interest income	$2,321,281	$680,938	$80,060
Total Income	2,321,281	680,938	80,060

EXPENSES:
Advisory fee (Note 4)	1,508,358	412,908	87,393
Total operating expenses before reimbursed/waived expenses	1,508,358	412,908	87,393
Expenses waived and/or reimbursed by Advisor (Note 4)	(289,160)	(72,415)	(20,192)
Total Net Expenses after Waivers	1,219,198	340,493	67,201
Net Investment Income	1,102,083	340,445	12,859

NET REALIZED AND UNREALIZED GAIN (LOSS):
Realized loss on investment transactions	(225,482)	(15,292)	(27,213)
Realized gain/(loss) on futures contracts	284,597,282	43,702,795	5,402,898
Net realized gain from investments and futures contracts transactions	284,371,800	43,687,503	5,375,685
Net change in unrealized appreciation/(depreciation) on investment transactions	(1,456,794)	(483,216)	(15,374)
Net change in unrealized appreciation/(depreciation) on futures contracts	(175,517,216)	(35,783,650)	(10,262,607)
Net change in unrealized appreciation/(depreciation) from investments and futures contracts transactions	(176,974,010)	(36,266,866)	(10,277,981)
Net realized/unrealized gain/(loss) from investments and future transactions	107,397,790	7,420,637	(4,902,296)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$108,499,873	$7,761,082	$(4,889,437)

Amounts listed as “-” are $0 or round to $0.

See accompanying notes to the consolidated financial statements.

Consolidated Statements of Changes in Net Assets

For the Periods Indicated

	abrdn Bloomberg All Commodity Strategy K-1 Free ETF		abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF		abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF
	Six-Month Period Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six-Month Period Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six-Month Period Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021(a)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income/(loss)	$1,102,083	$(1,270,531)	$340,445	$(94,794)	$12,859	$(25,151)
Net realized gain from investments and future transactions	284,371,800	133,037,531	43,687,503	8,466,120	5,375,685	605,144
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	(176,974,010)	(18,788,322)	(36,266,866)	204,899	(10,277,981)	531,409
Net Increase (Decrease) in Net Assets Resulting from Operations	108,499,873	112,978,678	7,761,082	8,576,225	(4,889,437)	1,111,402
Distributions to Shareholders From:
Distributable earnings	—	(117,946,756)	—	(5,866,728)	—	(423,843)
Change in net assets from shareholder distributions	—	(117,946,756)	—	(5,866,728)	—	(423,843)
Capital Transactions:(b)
Proceeds from shares issued	362,937,970	406,195,177	226,628,140	73,604,954	10,556,100	26,347,843
Cost of shares redeemed	(76,020,805)	(98,868,490)	(3,598,230)	—	(3,098,698)	(25)
Change in net assets from capital transactions	286,917,165	307,326,687	223,029,910	73,604,954	7,457,402	26,347,818
Change in net assets	395,417,038	302,358,609	230,790,992	76,314,451	2,567,965	27,035,377
Net Assets:
Beginning of period	639,804,399	337,445,790	87,653,381	11,338,930	27,035,377	—
End of period	$1,035,221,437	$639,804,399	$318,444,373	$87,653,381	$29,603,342	$27,035,377

SHARE TRANSACTIONS:
Beginning of period	27,900,001	15,500,001	2,850,001	450,001	1,050,000	—
Issued	13,000,000	16,150,000	6,100,000	2,400,000	325,000	1,050,001
Redeemed	(2,600,000)	(3,750,000)	(100,000)	—	(100,000)	(1)
Shares outstanding, end of period	38,300,001	27,900,001	8,850,001	2,850,001	1,275,000	1,050,000

(a)For the period from September 22, 2021 (commencement of operations) through December 31, 2021.

(b)Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

Amounts listed as “-” are $0 or round to $0.

[This page intentionally left blank]

See accompanying notes to the consolidated financial statements.

See accompanying notes to the consolidated financial statements.

Consolidated Financial Highlights

For the Periods Indicated

	Selected Data For A Share Outstanding Throughout The Periods Indicated					Selected Data For A Share Outstanding Throughout The Periods Indicated
	Per Share Operating Performance					Per Share Operating Performance						Ratios/Supplemental Data
	Investment Operations					Distributions				Total Return(a)		Ratios To Average Net Assets(b)				Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)(c)	Net realized and unrealized gain (loss) on investments		Total from investment operations	Net investment income	Net realized gains	Total distributions	Net ssset value, end of period	Net asset value(d)	Market value (Unaudited)(e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(a)(f)
abrdn Bloomberg All Commodity Strategy K-1 Free ETF
Six Months Ended June 30, 2022	$22.93	$0.03	$4.07		$4.10	$—	$—	$—	$27.03	17.88%	18.14%	0.31%	0.25%	0.17%	0.23%	$1,035,221	—
Year Ended December 31, 2021	$21.77	$(0.05)	$5.68		$5.63	$(4.47)	$—	$(4.47)	$22.93	26.27%	25.85%	0.30%	0.25%	(0.25%)	(0.20%)	$639,804	—
Year Ended December 31, 2020	$22.64	$0.05	$(0.77	)(g)	$(0.72)	$(0.15)	$—	$(0.15)	$21.77	(3.17%)	(2.77%)	0.31%	0.25%	0.20%	0.26%	$337,446	—
Year Ended December 31, 2019	$21.38	$0.45	$1.14		$1.59	$(0.33)	$—	$(0.33)	$22.64	7.47%	7.06%	0.30%	0.25%	1.94%	2.00%	$176,591	—
Year Ended December 31, 2018	$24.48	$0.40	$(3.26)		$(2.86)	$(0.24)	$—	$(0.24)	$21.38	(11.70%)	(11.24%)	0.34%	0.29%	1.62%	1.67%	$195,583	—
Year Ended December 31, 2017(h)	$25.00	$0.13	$0.58		$0.71	$(1.23)	$—	$(1.23)	$24.48	3.05%	3.09%	0.36%	0.32%	0.66%	0.70%	$78,346	—
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Six Months Ended June 30, 2022	$30.76	$0.06	$5.16		$5.22	$—	$—	$—	$35.98	16.98%	17.44%	0.35%	0.29%	0.23%	0.29%	$318,444	—
Year Ended December 31, 2021	$25.20	$(0.07)	$8.18		$8.11	$(2.55)	$—	$(2.55)	$30.76	32.40%	31.74%	0.35%	0.29%	(0.30%)	(0.24%)	$87,653	—
Year Ended December 31, 2020	$24.48	$0.03	$1.02		$1.05	$(0.33)	$—	$(0.33)	$25.20	4.29%	4.79%	0.35%	0.29%	0.06%	0.12%	$11,339	—
Year Ended December 31, 2019	$23.10	$0.46	$1.30		$1.76	$(0.38)	$—	$(0.38)	$24.48	7.64%	7.31%	0.34%	0.29%	1.85%	1.90%	$3,671	—
Year Ended December 31, 2018	$26.04	$0.40	$(2.97)		$(2.57)	$(0.37)	$—	$(0.37)	$23.10	(9.89%)	(8.64%)	0.34%	0.29%	1.48%	1.53%	$3,466	—
Year Ended December 31, 2017(h)	$25.00	$0.03	$1.03		$1.06	$(0.02)	$—	$(0.02)	$26.04	4.24%	3.08%	0.78%	0.72%	0.13%	0.19%	$3,906	—
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF
Six Months Ended June 30, 2022	$25.75	$0.01	$(2.54)		$(2.53)	$—	$—	$—	$23.22	(9.83%)	(10.26%)	0.51%	0.39%	(0.04%)	0.07%	$29,603	—
Year Ended December 31, 2021(i)	$25.00	$(0.02)	$1.17		$1.15	$(0.40)	$—	$(0.40)	$25.75	4.66%	4.83%	0.47%	0.39%	(0.44%)	(0.35%)	$27,035	—

(a)Not annualized for periods less than one year.

(b)Annualized for periods less than one year.

(c)Per share net investment income (loss) has been calculated using the average daily shares method.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f)Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (futures contracts). In-Kind transactions are not included in the portfolio turnover calculations.

(g)The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(h)For the period from March 30, 2017 (commencement of investment operations) through December 31, 2017.

(i)For the period from September 22, 2021 (commencement of operations) through December 31, 2021.

Notes to Consolidated Financial Statements

June 30, 2022 (Unaudited)

1. Organization

abrdn ETFs (the “Trust”) was organized as a Delaware statutory trust on January 9, 2014 and is authorized to issue multiple series or portfolios. The Trust currently consists of three series: abrdn Bloomberg All Commodity Strategy K-1 Free ETF (formerly, Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF), abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (formerly, Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF) and abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF (each a “Fund” and collectively, the “Funds”). The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Each of the abrdn Bloomberg All Commodity Strategy K-1 Free ETF and abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF commenced investment operations on March 30, 2017. The abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF commenced investment operations on September 22, 2021.

Each Fund’s investment objective seeks to provide investment results that closely correspond, before fees and expenses, to the performance of an underlying index (respectively, an “Index” and collectively the “Indices”). Prior to August 3, 2021, each of the abrdn Bloomberg All Commodity Strategy K-1 Free ETF and abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF operated under certain different investment policies in connection with a change from an actively-managed ETF to a passively-managed ETF. Prior to changing from an actively-managed ETF to a passively-managed ETF, however, each of the abrdn Bloomberg All Commodity Strategy K-1 Free ETF and abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF generally sought to hold similar interests to those included in its respective Index and sought exposure to many of the commodities included in the Index under the same futures rolling schedule as the Index.

Basis of Consolidation

The accompanying Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of the Funds include the accounts of abrdn All Commodity Fund Limited, a wholly-owned controlled foreign corporation of the abrdn Bloomberg All Commodity Strategy K-1 Free ETF, abrdn All Commodity Longer Dated Fund Limited, a wholly-owned controlled foreign corporation of the abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF and abrdn Industrial Metals Fund Limited, a wholly-owned controlled foreign corporation of the abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF. Each of these subsidiaries is organized under the laws of the Cayman Islands (together, the “Subsidiaries” and, each, a “Subsidiary”). All intercompany balances and transactions between a Fund and its Subsidiary have been eliminated in consolidation.

Under normal market conditions, each Fund intends to invest in exchange traded commodity futures contracts through its Subsidiary. As a means to provide investment returns that are designed to track those of its underlying Index, the Subsidiary may also invest directly in commodity-linked instruments, including pooled investment vehicles (such as exchange traded funds and other investment companies), swaps and exchange traded options on futures contracts, to the extent permitted under the 1940 Act and any applicable exemptive relief (collectively, “Commodities-Related Assets” and, together with exchange traded commodities futures contracts, “Commodities Instruments”). Each Fund may invest up to 25% of its total assets in its Subsidiary. As of June 30, 2022, the net assets of the abrdn All Commodity Fund Limited were $219,949,596, which was 21.2% of the net assets of abrdn Bloomberg All Commodity Strategy K-1 Free ETF. As of June 30, 2022, the net assets of the abrdn All Commodity Longer Dated Fund Limited were $59,416,482, which was 18.7% of the net assets of abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF. As of June 30, 2022, the net assets of the abrdn Industrial Metals Fund Limited were $6,820,397, which was 23.0% of the net assets of abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF.

As noted previously, each Fund will not invest directly in commodity futures contracts but, instead, expects to gain exposure to these investments exclusively by investing in its respective Subsidiary. Each Fund’s investment in its respective Subsidiary is intended to enable such Fund to gain exposure to relevant commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodity futures contracts. Each Fund and its respective Subsidiary have the same investment objective. However, the Subsidiaries may invest without limitation in the Commodities Instruments.

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

The remainder of each Fund’s assets that are not invested in its Subsidiary will be principally invested in: (1) short-term investment grade fixed-income securities that include U.S. government securities and money market instruments; and (2) cash and other cash equivalents. Each Fund will use such instruments to generate a total return and to provide liquidity, serve as margin or otherwise collateralize investment in Commodities Instruments.

2. Summary of Significant Accounting Policies

The Funds’ consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which may require management to make estimates and assumptions that affect the reported amounts and disclosures and disclosure of contingent assets and liabilities in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – “Financial Services Investment Companies”.

Investment Valuation

The net asset value (“NAV”) of each Fund is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange Arca (“NYSE Arca” or the “Listing Exchange”), generally 4:00 p.m. Eastern Standard Time (the “NAV Calculation Time”).

NAV per share is calculated by dividing a Fund’s NAV by the number of Fund shares outstanding.

In calculating each Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of sixty (60) days or less when originally acquired are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

Investments in futures are valued at market value, which is generally determined using the last reported official closing price or last trading price on the exchange or market on which the futures contract is primarily traded at the time of valuation.

In certain instances, such as when reliable market quotations are not readily available or are not deemed to reflect current market values, the Funds’ investments will be valued in accordance with the Trust’s pricing policy and procedures as determined in good faith by the Trust’s Board of Trustees (the “Board”). The Board has by appropriate resolutions, designated the Fair Value Pricing Committee to make all necessary determinations of fair value of the portfolio securities for which market quotations are not readily available. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Funds’ NAV Calculation Time that may materially affect the value of the Funds’ investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security or other asset is materially different than the value that could be realized upon the sale of such security or asset. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index. This may adversely affect a Fund’s ability to track the Index.

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—	Unadjusted quoted prices in active markets for identical assets on the measurement date that the Funds have the ability to access.
•	Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. For each of the Funds, there were no Level 3 investments held for the six-month period ended June 30, 2022.

The following is a summary of the valuations as of June 30, 2022, for each Fund based upon the three levels defined above.

	Level 1		Level 2	Total
	Futures Contracts*	Money Market Funds	U.S. Treasury Obligations	Investment Securities	Other Financial Instruments – Futures Contracts*
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	$(170,218,244)	$21,336,895	$1,057,014,127	$1,078,351,022	$(170,218,244)
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	(34,922,564)	2,066,868	318,146,711	320,213,579	(34,922,564)
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF	(9,730,752)	4,503,118	33,243,292	37,746,410	(9,730,752)

*These investments are recorded in the consolidated schedule of portfolio investments at the unrealized appreciation/(depreciation) on the investment.

Money Market Instruments

Each Fund invests a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises and such obligations may be short-, intermediate- or long-term. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Derivatives

Each Fund uses derivative instruments as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts and swap agreements. The Funds’ use of derivative instruments will be underpinned by investments in short-term, high-quality instruments, such as U.S. money market securities.

With respect to certain kinds of derivative transactions that involve obligations to make future payments to third parties, including, but not limited to, futures contracts, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Funds must “set aside” liquid assets, or engage in other measures to “cover” open positions with respect to such transactions. For example, with respect to forward contracts and futures contracts that are not contractually required to “cash-settle,” under the regulatory requirements in effect during the reporting period the Funds must cover their open positions by setting aside liquid assets equal to the contracts’ full, notional

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

value. The Funds treat deliverable forward contracts for currencies that are liquid as the equivalent of “cash-settled” contracts. As such, the Funds may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability, if any) rather than the full notional amount under such deliverable forward contracts. Similarly, with respect to futures contracts that are contractually required to “cash-settle” the Funds may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation rather than the notional value. Each Fund reserves the right to modify these policies in the future.

Commodity Futures

Each Fund, through its Subsidiary, invests in exchange traded commodity futures contracts as part of its principal investment strategies. Commodity futures contracts are an agreement to buy or sell a certain amount of a commodity at a specific price on a specific date (their expiry) which are negotiated and traded on futures exchanges. Commodity futures contracts are generally based upon commodities within the following commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock.

Commodity futures contracts are traded on futures exchanges which provide a central marketplace to negotiate and transact futures contracts, a clearing corporation to process trades and a secondary market. Commodity futures exchanges provide standardization with regards to certain key features such as expiry dates, contract sizes and terms and conditions of delivery. Commodity futures exchanges set a maximum permissible price movement either up or down during a single trading day and when this limit has been reached, no trades may be placed that day at a price beyond that limit. This limit could prevent a Fund from trading when it may otherwise be advantageous to do so. Even with daily price limits, commodity futures contracts have historically experienced greater price volatility than traditional assets such as stocks or bonds. Accordingly, the NAV of a Fund’s shares may be subject to greater volatility than if the Fund only invested in stocks or bonds. Exchanges may also impose position limit rules limiting the value or number of contracts in one commodity that may be held by one market participant to ensure that the amount of futures contracts that any one party may hold in a particular commodity at any point in time to ensure that no one participant can control a significant portion of the market in a particular commodity.

More commonly, as futures contracts near expiry, they are often replaced with a later dated contract in a process known as “rolling”. This involves selling the contracts before they expire and purchasing similar contacts that have a later expiry date. Any difference between the price for the nearer delivery month contract and the price for distant month contract is known as a ‘roll yield’ and this can be either a positive amount or a negative amount. Futures contracts may be satisfied at expiry by delivery of the relevant commodity from one party to the other.

Commodity futures contract prices are generally comprised of the price of the relevant commodity as well as the costs of storing the physical commodity. Storage costs include (i) the time value of money invested in the physical commodity, (ii) plus the costs of storing the commodity, (iii) less any benefits of owning the physical commodity not obtained by the holder of a futures contract (the “convenience yield”).

Due to the volatility of commodity futures and the risk of credit risk exposure to the counterparty to the contract, commodity futures exchanges each have clearing corporations which act as counterparty to all contracts by either buying or selling directly to the market participants. This means that when each Subsidiary purchases or sells commodity futures contracts, their obligations will be to the clearing house; and it will be the clearing house that is obliged to satisfy the Subsidiaries’ rights under a commodity futures contract.

To ensure a party to a futures contract fulfills its obligations to the clearing house, all participants are required to post and maintain a level of collateral (the collateral is known as “margin”). An exchange will set the margin requirements for the contracts which trade there and these can be modified by the terms of the futures contract. Margin requirements range upward from less than 5% of the value of the futures contract being traded. Margin requirements can be offset by other opposing futures transactions, in which situation margin payments will continue to be required.

When the price of a particular futures contract increases (in the case of a sale) or decreases (in the case of a purchase) and any loss on the futures contract means that the margin already held does not satisfy margin requirements, further margin must be posted. Conversely, if there is a favorable price change in the futures contract any excess margin may be removed from the relevant deposit account. Any gain or loss on London Metal Exchange (“LME”) futures contracts is not realized until their respective maturity dates. At period end, the net unrealized appreciation and depreciation on LME futures contracts is included in unrealized appreciation and unrealized depreciation on open futures contracts on the Consolidated Statements of Assets and Liabilities. Any margin deposited by a Subsidiary should earn interest income.

Securities and Exchange Commission (SEC) guidance in effect during the reporting period sets out certain requirements with respect to coverage of futures positions by registered investment companies with which each Fund and each Subsidiary will comply. This includes, in certain circumstances, the need to segregate cash or liquid securities on its books and records and to engage in other appropriate

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

measures to ensure its obligations under particular futures or derivative contracts are covered. In accordance with federal securities laws, rules, and staff positions, in effect during the reporting period, cash settled futures contracts will require a Fund to segregate liquid assets in an amount equal to its daily mark-to-market (net) obligation under that contract. Any securities held in a segregated account or otherwise earmarked for these purposes may not be sold while a Fund maintains the relevant position, unless they are replaced with other permissible assets. Each Fund may also purchase put options as a means of covering its investments if they are on the same futures contract and their strike price is as high, or higher, than the price of the relevant contracts. Each Subsidiary may not enter into futures positions if such positions will require the Fund to set aside or earmark more than 100% of its net assets.

In October 2020, the SEC adopted Rule 18f-4, which is applicable to a Fund’s use of derivatives, short sales, reverse repurchase agreements, and certain other transactions. These new regulations went into effect August 19, 2022 (after the period covered by this report) and require, among other things, a Fund to adopt a derivatives risk management program and appoint a derivatives risk manager that manages the program and communicates to the board of directors of the Fund.

The new regulations also rescinded and withdrew the guidance of the SEC and its staff regarding asset segregation and cover transactions reflected in the Funds’ asset segregation and cover practices as discussed herein that were in effect during the reporting period. The new regulations require a Fund to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to value-at-risk leverage limits. The new rule could impact the effectiveness or raise the costs of a Fund’s derivatives transactions, impede the employment of the Fund’s derivatives strategies, or adversely affect Fund performance and cause the Fund to lose value. The Funds are currently complying with Rule 18f-4.

For the six-month period ended June 30, 2022, the average notional value of the Futures Contracts held by the Funds was as follows:

Fund	abrdn Bloomberg All Commodity Strategy K-1 Free ETF	abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF
Average Notional Value Purchased	$1,034,403,683	$280,579,928	$47,132,080
Average Notional Value Sold	55,764,045	34,225,085	15,078,240

The following tables indicate the location of derivative instruments on the Consolidated Statements of Assets and Liabilities as well as the effect of derivative instruments on the Consolidated Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of June 30, 2022
Funds	Derivative Risk Type	Derivatives not accounted for as Hedging instruments under ASC 815	Location	Assets Value*	Liabilities Value*
	Commodity	Futures Contracts	Consolidated Statement of Assets and Liabilities
abrdn Bloomberg All Commodity Strategy K-1 Free ETF				$18,632,091	$188,850,335
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF				13,324,089	48,246,653
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF				3,643,624	13,374,376

*Includes cumulative appreciation (depreciation) on futures contracts as reported on the Consolidated Schedules of Portfolio Investments.

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

The Effect of Derivative Instruments on the Consolidated Statements of Operations as of June 30, 2022
Funds	Derivative Risk Type	Derivatives not accounted for as Hedging instruments under ASC 815	Net Realized Gain (Loss) on Futures Contracts	Change in Unrealized Appreciation (Depreciation) on Futures Contracts
	Commodity	Futures Contracts
abrdn Bloomberg All Commodity Strategy K-1 Free ETF			$284,597,282	$(175,517,216)
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF			43,702,795	(35,783,650)
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF			5,402,898	(10,262,607)

Taxes and Distributions

Each Fund intends to continue to qualify as a regulated investment company (a “RIC”) by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net capital gains to its shareholders. Accordingly, no federal income tax provision is required in the financial statements.

The Subsidiaries are exempted Cayman investment companies and as such are not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiaries are controlled foreign corporations not subject to U.S. income taxes. As wholly- owned controlled foreign corporations, the Subsidiaries’ net income and capital gains, if any, will be included each year in the Funds’ investment company taxable income.

The Board oversees management of the Funds. As of June 30, 2022, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds pay out dividends and distribute net capital gains, if any, to shareholders at least annually. Ordinarily, dividends from net investment income, if any, are declared and paid annually by each Fund. Each Fund also intends to distribute its net realized capital gains, if any, to shareholders annually. These distributions may be taxed as ordinary income or capital gains.

The management of each Fund intends to make distributions that may be taxed as ordinary income or capital gains.

3. Investment Transactions and Related Income and Expenses

Throughout the reporting period, investment transactions are recorded on trade date.

Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date, or as soon as information is available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.

4. Transactions with Related Parties, Investment Advisory Fees

Under the terms of the Trust’s Investment Advisory Agreement (the “Investment Advisory Agreement”), abrdn ETFs Advisors LLC (the “Advisor”) is subject to the supervision of the Board and is responsible for the day-to-day business of the Trust, including the day-to-day management of risk of the Funds in accordance with each Fund’s investment objectives and policies. As compensation for its advisory services and assumption of each Fund’s expenses, the Advisor is entitled to a management fee, computed daily and payable monthly, at an annual rate of 0.25% (abrdn Bloomberg All Commodity Strategy K-1 Free ETF, 0.29% (abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF) and 0.39% (abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF) of average daily net assets of each Fund and its Subsidiary.

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

Vident Investment Advisory, LLC (the “Sub-Advisor”) serves as the sub-advisor to the Funds and Subsidiaries. Under the sub-advisory agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Advisor or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Advisor and the Board. Under the Sub-Advisory Agreement, the Advisor pays the Sub-Advisor a fee, calculated daily and paid monthly, at an annual rate based on a percentage of 0.04% of the average daily net assets of each Fund subject to a minimum annual fee, as set forth below:

Fund	Annual Rate	Minimum Annual Fee
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF	0.055% on first $250 million 0.045% on next $250 million 0.04% on assets over $500 million	$18,000
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	0.04%	$18,000
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	0.04%	$18,000

Certain officers of the Trust are employees of the Advisor or its affiliates, or the Administrator.

Pursuant to the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Funds, including the fees payable to the Sub-Advisor, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) counsel to the Trustees of the Trust who are not officers, directors/trustees, partners or employees of the Advisor or its affiliates (the “Independent Trustees”); (iv) compensation and expenses of the Trust’s CCO; (v) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vi) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (viii) any fees and expenses related to the provision of securities lending services; and (ix) the advisory fee payable to the Advisor. The expenses of the Funds for which the Advisor has agreed to pay pursuant to the Investment Advisory Agreement are referred to as “Covered Expenses”. The internal expenses of pooled investment vehicles in which a Fund may invest (acquired fund fees and expenses) are not expenses of the Fund and are not paid by the Advisor.

The Advisor also serves as advisor to each Fund’s Subsidiary and each Subsidiary pays a proportion of the management fee of the Advisor. The advisory fee paid by each Fund is based on the Fund’s average daily net assets, which includes the net assets of the relevant Subsidiary. In recognition of this, the Advisor has contractually agreed to waive the management fees that it receives from the Funds in an amount equal to the management fees paid to the Advisor by the Subsidiaries. This undertaking will continue in effect until at least one year from the date of the Funds’ currently effective prospectus, and for so long as the Funds invest in the Subsidiaries and may be terminated only with the approval of the Board, except that it would terminate automatically if the Advisory Agreement with the Trust terminates.

5. Administration Fees

abrdn Inc. (the “Administrator”) serves as the Funds’ administrator, and State Street Bank and Trust Company (the “Sub-Administrator”) serves as sub-administrator. The Sub-Administrator provides certain administrative services to the Funds. For these services, the Sub-Administrator is entitled to certain fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses that are paid by the Advisor as described above.

6. Custodian Fees

State Street Bank and Trust Company (the “Custodian”) serves as custodian for the Funds in accordance with a Master Custody Agreement. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services rendered under the agreement, the Custodian is entitled to fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses that are paid by the Advisor as described above.

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

7. Trustees Fees

The Advisor pays the compensation for the Independent Trustees of the Trust. Each of the three Independent Trustees receives an aggregate fee consisting of a $25,000 annual retainer, payable quarterly, plus expenses, for his or her services as a Trustee of the Trust and as a member of any Board committees. These fees and expenses are Covered Expenses that are paid by the Advisor as described above.

8. Distribution and Service Plan

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor and distributes Creation Units (as defined in Note 9). Each Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which payment of up to 0.25% of average daily net assets may be made. However, no such fee is currently paid by the Funds.

9. Issuance and Redemption of Fund Shares

Each Fund issues and redeems shares only to Authorized Participants (typically market makers, large investors and institutions) that have entered into agreements with the Fund’s Distributor (“Authorized Participants” or, individually, an “Authorized Participant”) in exchange for the deposit or delivery of assets (securities and/or cash), in large blocks known as creation units (“Creation Units”), each of which is comprised of a specified number of shares. Retail investors may only purchase and sell fund shares on a national securities exchange through a broker-dealer and such transaction may be subject to customary commission rates imposed by the broker-dealer. Information related to share transactions for each Fund during the reporting period is presented on the Consolidated Statements of Changes in Net Assets. The Funds each offer one class of shares, which has no front end sales load, no deferred sales charge and no redemption fee.

A transaction fee, as set forth in the table below, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. Authorized Participants will be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day, and a Fund may waive all or a portion of its applicable transaction fee(s). Each Fund may adjust the transaction fee from time to time. An additional charge or a variable charge will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. With respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may also be charged a fee for such services. To the extent a Fund cannot recoup the amount of transaction costs incurred in connection with a purchase or redemption because of the 2% transaction fee cap or otherwise, those transaction costs will be borne by the Fund and negatively affect the Fund’s performance.

Fund	Transaction Fee*	Maximum Transaction Fee**
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	$100	2%
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	$100	2%
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF	$100	2%

*An additional charge of up to three (3) times the standard transaction fee may be charged to the extent a transaction is outside of the clearing process.

**In addition to the transaction fees listed above, a Fund may charge an additional variable fee for creations and redemptions in cash to offset brokerage and impact expenses associated with the cash transaction. The variable transaction fee will be calculated based on historical transaction cost data and the Advisor’s view of current market conditions; however, the actual variable fee charged for a given transaction may be lower or higher than the trading expenses incurred by a Fund with respect to that transaction.

10. Investment Transactions

For the six-month period ended June 30, 2022, there were no costs associated with securities purchased or proceeds from sales of securities as all of the operational Funds were invested in short-term securities only.

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

11. In-Kind Transactions

Each Fund may deliver its investment securities in exchange for the redemption of shares (redemptions-in-kind). Cash and securities can be transferred for redemptions at fair value. For financial reporting purposes, each Fund records net realized gains and losses in connection with each transaction. Each Fund may also receive securities in exchange for subscriptions of shares (subscriptions-in-kind). For the six-month period ended June 30, 2022, there were no in-kind transactions.

12. Principal Risks

The Funds’ investments are subject to a variety of risks that may cause the Funds’ net asset values to fluctuate over time. Therefore, the value of an investment in a Fund could decline and an investor could lose money. Also, there is no assurance that the Advisor or the Sub-Advisor will achieve the Funds’ objectives. Unless otherwise specified, the risks described in this Note apply to each Fund.

a. General Market Risk

An investment in a Fund should be made with an understanding that the value of each Fund’s assets may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular asset or issuer and changes in general economic or political conditions (see “Commodity Price Risk”). In addition, political, economic, social and other conditions, such as war, terrorism, social unrest, public health emergencies (i.e., pandemics like COVID-19), natural disasters, or other similar issues, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the world economy, which in turn could adversely affect a Fund’s investments. For example, the COVID-19 pandemic has caused major disruptions to economies and markets around the world, including the markets in which the Funds invest, and which has and may continue to negatively impact the value of certain of the Funds’ investments. Although vaccines for COVID-19 are becoming more widely available, the COVID-19 pandemic and impacts thereof may continue for an extended period of time and may vary from market to market. To the extent the impacts of COVID-19 continue, the Funds may experience negative impacts that could exacerbate other risks to which the Funds are subject. In addition, armed conflict can result in significant disruptions to the commodities markets. In response to such conflict or for other reasons, governments may impose economic sanctions against certain countries, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, prevent or prohibit certain entities or individuals from participating in the commodities markets or otherwise impact the functioning of those markets. Such actions could decrease the liquidity and value of instruments held by a Fund. Sanctions could also result in countermeasures or retaliatory actions, which may adversely impact a Fund’s investments, including those that are not economically tied to sanctioned countries, entities and/or individuals. Although it is not possible to predict the impact that any sanctions and retaliatory actions may have on a Fund, such events could significantly harm the value of a Fund’s investments and a Fund’s performance.

In addition, in February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of the Funds’ investments.

Policy and legislative changes in countries around the world are affecting many aspects of financial regulation, and governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes.

b. Commodity Price Risk

The NAV of a Fund will be affected by movements in commodity prices generally and by the way in which those prices and other factors affect the prices of the commodity futures contracts. Commodity prices generally may fluctuate widely and may be affected by numerous factors, including:

•global or regional political, economic or financial events and situations, particularly war, terrorism, expropriation and other activities which might lead to disruptions to supply from countries that are major commodity producers;

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

•investment trading, hedging or other activities conducted by large trading houses, producers, users, hedge funds, commodities funds, governments or other speculators which could impact global supply or demand;

•the weather, which can affect short-term demand or supply for some commodities;

•the future rates of economic activity and inflation, particularly in countries which are major consumers of commodities;

•major discoveries of sources of commodities; and

•disruptions to the infrastructure or means by which commodities are produced, distributed and stored, which are capable of causing substantial price movements in a short period of time.

Prices of commodity futures contracts fluctuate widely and have in the past experienced periods of extreme volatility and this may be affected by:

•commodity prices generally;

•trading activities on the exchanges upon which they trade, which might be impacted by the liquidity in the futures contracts; and

•trading activity specific to particular futures contract(s) and maturities.

c. Commodity Sector Risks

The daily performance of the current or “spot” price of certain commodities has a direct impact on Fund performance. To the extent a Fund has significant exposure to a particular commodity sector, the Fund may be more susceptible to loss due to adverse occurrences affecting that sector, including a decline in the price of commodities in such sector.

•Agricultural Sector Investment Risk. The daily performance of the spot price of certain agricultural commodities, including coffee, corn, cotton, lean hogs, live cattle, soybean meal, soybean oil, soybeans, sugar, wheat (Chicago and KC hard red winter), has a direct impact on Fund performance. Investments in the agriculture sector may be highly volatile and the market values of such commodities can change quickly and unpredictably due to a number of factors, such as the supply of, and demand for, each commodity, the strength of the domestic and global economy, legislative or regulatory developments relating to food safety, as well as other significant events, including public health, political, legal, financial, accounting and tax matters that are beyond the Fund’s control. In addition, increased competition caused by economic recession, labor difficulties and changing consumer tastes and spending can impact the demand for agricultural products and, in turn, the value of such investments.

•Energy Sector Investment Risk. The daily performance of the spot price of certain energy-related commodities, including crude oil (West Texas Intermediate, or WTI, and Brent), low sulfur gas oil, natural gas, nickel, RBOB (reformulated blendstock for oxygenate blending) gasoline and ULS (ultra low sulfur) diesel, has a direct impact on Fund performance. Energy commodities’ market values are significantly impacted by a number of factors, such as the supply of, and demand for, each commodity, the strength of the domestic and global economy, significant world events, capital expenditures on exploration and production, energy conservation efforts, government regulation and subsidization and technological advances. Investments in the energy sector may be cyclical and/or highly volatile and subject to swift price fluctuations. In addition, significant declines in the price of oil may contribute to significant market volatility, which may adversely affect the Fund’s performance. The energy sector has recently experienced significant volatility due to dramatic changes in the prices of energy commodities, and it is possible that such volatility will continue in the future.

•Metals Sector Investment Risk. The daily performance of the spot price of certain industrial and precious metals, including aluminum, copper, gold, nickel, silver and zinc, has a direct impact on Fund performance. Investments in metals may be highly volatile and the market values of such commodities can change quickly and unpredictably due to a number of factors, such as the supply of, and demand for, each metal, the strength of the domestic and global economy, international monetary policy, environmental or labor costs, as well as other significant events, including public health, political, legal, financial, accounting and tax matters that are beyond the Fund’s control. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions.

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

As of the date of this report, the Bloomberg Industrial Metals Subindex (“BCOMIN”), the index that the abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF seeks to track consists of 4 commodities futures contracts with respect to the following industrial metals: aluminum, copper, nickel and zinc. Consequently, in addition to factors affecting commodities generally, the BCOMIN may be subject to a number of additional factors specific to industrial metals, and in particular aluminum, copper, nickel and zinc, that might cause price volatility. These may include, among others:

•changes in the level of industrial activity using industrial metals, and in particular aluminum, copper, nickel and zinc, including the availability of substitutes such as man-made or synthetic substitutes;

•disruptions in the supply chain, from mining to storage to smelting or refining;

•adjustments to inventory;

•variations in production costs, including storage, labor and energy costs;

•costs associated with regulatory compliance, including environmental regulations; and

•changes in industrial, government and consumer demand, both in individual consuming nations and internationally.

d. Passive Management Risk

Because the Funds are not “actively” managed, unless a specific security is removed from the Index, the Funds generally would not sell an investment because of the investment’s performance. Additionally, unusual market conditions may cause the Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Index to vary from its normal or expected composition. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more investments. As the Fund may not fully replicate the Index, it is subject to the risk that the investment strategy of the Advisor or Sub-Advisor may not produce the intended results.

e. Index Tracking Risk

As with all index funds, the performance of a Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. Index tracking risk may also occur because of differences between the investments held in the Fund’s portfolio and those included in the Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the need to meet various new or existing regulatory requirements, among other reasons. Moreover, the Fund may be delayed in purchasing or selling investments included in the Index. In addition, the Fund may not be fully invested in the investments included in the Index at all times or may hold investments that are not included in the Index. In addition, the Fund’s use of a representative sampling approach may cause the Fund to not track the return of the Index as would be the case if the Fund purchased all of the instruments in the Index, or invested in them in the exact proportions in which they are represented in the Index. Index tracking risk may be heightened during times of increased market volatility or other unusual market conditions. Index ETFs that track indices with significant weight in futures contracts issuers may experience higher index tracking risk than other index ETFs that do not track such indices.

f. Index-Related Risk

There is no guarantee that a Fund’s investment results will closely correspond, before fees and taxes, to the performance of the Index or that the Fund will achieve its investment objective.Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to track the Index. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Index to vary from its normal or expected composition.

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

g. Fixed-Income Securities Risk

Fixed-income securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. The value of a security may also fall due to specific conditions that affect a particular sector of the securities market or a particular issuer. Fixed-income securities are subject to, among other risks, credit risk, interest rate risk, inflation risk, market risk, liquidity risk, extension risk, and prepayment risk. Fixed-income securities are not traded on exchanges. The over-the-counter market may be illiquid, and there may be times when no counterparty is willing to purchase or sell certain securities. The nature of the market may make valuations difficult or unreliable.

Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make principal and/or interest payments when due and is broadly gauged by the credit ratings of the securities in which a Fund invests. However, ratings are only the opinions of rating agencies and are not guarantees of the quality of the securities. In addition, the depth and liquidity of the market for a fixed-income security may affect its credit risk. Credit risk of a security may change over its life and rated securities are often reviewed and may be subject to downgrade by a rating agency. A Fund purchasing bonds faces the risk that the creditworthiness of an issuer may decline, or the market’s perception of an issuer’s creditworthiness may decline, causing the value of the bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and/or principal on the bonds it has issued.

Interest Rate Risk. Interest rates have an effect on the value of a Fund’s fixed income investments because the value of those investments will vary as interest rates fluctuate. Generally, fixed-income securities will decrease in value when interest rates rise and when interest rates decline, the value of fixed-income securities can be expected to rise. A Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In periods of market volatility, the market values of fixed-income securities may be more sensitive to changes in interest rates. In addition, a Fund’s income may decline due to falling interest rates or other factors. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments. For example, the price of a security with a ten-year duration would be expected to drop by approximately 10% in response to a 1% increase in interest rates.

Inflation Risk. Inflation risk is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. The income produced by these securities is worth less when prices for goods and services rise. To compensate for this loss of purchasing power, the securities trade at lower prices. Inflation also reduces the purchasing power of any income you receive from a Fund.

Liquidity Risk. A Fund may make investments that are, or may become, less liquid due to various factors, including general market conditions or conditions impacting the issuer of, or counterparty to, the investment. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be fewer trading opportunities available for the investments. Less liquid investments may have higher risks than more liquid investments. These risks may be magnified as interest rates rise or in other circumstances. If a Fund is forced to sell a less liquid investment to fund redemptions or to raise cash, it may be forced to sell the investment at a loss or for less than its fair value.

Extension Risk. Extension risk is the risk that principal repayments will not occur as quickly as anticipated, causing the expected maturity of a security to increase. Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Prepayment Risk. As interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated. This forces the Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund’s income.

h. Money Market Instruments Risk

Money market instruments may be subject to market risk and credit risk. There is no guarantee that money market instruments will maintain their value.

i. Futures Contract Risk

The primary risks associated with the use of futures contracts, or swaps or other derivatives referencing futures contracts, are: (i) an imperfect correlation between the value of the futures contract and the value of the underlying commodity; (ii) possible lack of a liquid secondary market for a futures contract; (iii) the inability to open or close a futures contract or cash commodity position when desired;

Notes to Consolidated Financial Statements (concluded)

June 30, 2022 (Unaudited)

(iv) losses caused by unanticipated market movement, which may result in losses in excess of the amount invested in the futures contract (and potentially may be unlimited); (v) in the event of adverse price movements, an obligation of the Fund to make daily cash payments to maintain its required margin, including at times when it may have insufficient cash and must sell securities from its portfolio to meet those margin requirements at a disadvantageous time; (vi) the possibility that a failure to close a position may result in delivery of an illiquid commodity to the Fund; and (vii) the possibility that rapid selling to avoid delivery of a commodity may result in unfavorable execution prices. Although it is intended that the Fund will only enter into futures contracts if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not currently plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit its risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by a Fund, through its Subsidiary, involves the risk of loss by the Subsidiary of margin deposits in the event of bankruptcy of a broker with whom the Subsidiary has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by a Subsidiary as to anticipated trends, which predictions could prove to be incorrect.

There is also liquidity risk that a particular future cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. If the Subsidiary encounters problems and it is not possible to close out the relevant positions, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. This could prevent the Subsidiary from being able to sell a security or make an investment at the optimum time or require it to sell that investment at a disadvantageous time. Due to liquidity risk in the underlying instruments, there is no assurance that any futures position can be sold or closed out at a time and price that is favorable to the Subsidiary.

The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract. However, the value of the option changes daily and that change would be reflected in the NAV of a Fund. The potential for loss related to writing options may be unlimited.

Although it is intended that the Funds will only enter into futures contracts if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. An exchange may halt or suspend trading in such instruments, potentially for an extended period of time. When trading in such instruments is halted or suspended, it may not be possible to enter into or close out of positions in such instruments when it would otherwise be desirable to do so. An exchange may also cancel trades in futures contracts, which could prevent a Fund from implementing its investment strategy. These actions could significantly impact the value of such instruments and potentially subject a Fund to substantial losses. They could also make it more difficult for a Fund to value a particular instrument, potentially resulting in tracking error. In addition, they could cause a Fund to hold a particular instrument until the contractual delivery date or impair the Fund’s ability to access assets used to cover its positions in such instruments. Furthermore, when an exchange cancels, halts or suspends trading in one instrument, the value or liquidity of other instruments may also be impacted.

Certain of the futures contracts in which a Fund may invest trade on non-U.S. exchanges, such as the London Metal Exchange (“LME”), that impose different requirements than U.S. exchanges. These futures contracts may be subject to additional risks, including greater price volatility, temporary price aberrations and the potential imposition of trading halts and/or limits that constrain appreciation or cause depreciation of the prices of such futures contracts, as well as different and longer settlement periods. In certain circumstances, a Fund may be required to dispose of, or novate, certain of its futures contracts earlier than the contracts’ prompt date in order to meet shareholder redemption requests. The counterparties through which a Fund or the Sub-Advisor trade may impose additional fees and interest charges for novating futures contracts, which may reduce the proceeds due to the Fund on such contracts below the price at which they are valued and the Fund’s NAV may decline as a result. For example, unlike U.S. futures exchanges, the LME has no daily price fluctuation limits that restrict the extent of daily fluctuations in the prices of contracts traded on the LME, thereby creating the possibility that prices for one or more contracts traded on the LME, including the index component, could continue to decline without limitation over a period of trading days. However, the LME has in the past, and may again in the future, suspend and/or cancel trades

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

in derivatives contracts traded on the LME for reasons including unprecedented price activity. Additionally, because contracts traded on the LME may call for delivery on a daily, weekly, or monthly basis, there may be an increased risk of a concentration of positions in contracts trading on the LME on particular delivery dates as compared to futures contracts traded on U.S. futures exchanges.

j. Roll Yield

During situations where the cost of any futures contracts for delivery on dates further in the future is higher than those for delivery closer in time, the value of a Fund holding such contracts will decrease over time unless the spot price of that contract increases by the same rate as the rate of the variation in the price of the futures contract. The rate of variation could be quite significant and last for an indeterminate period of time, reducing the value of the Funds.

k. Authorized Participants

Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund, and none of those APs is obligated to engage in creation and/or redemption transactions. The Funds have entered into Authorized Participant Agreements with only a limited number of institutions. Should these Authorized Participants cease to act as such or for any reason be unable to create or redeem shares of the Funds and new Authorized Participants not appointed in their place, shares of the Funds may trade at a discount to that Fund’s net asset value and possibly face trading halts or delisting.

l. Cash Redemption Risk

Each Fund expects to effect its creations and redemptions primarily for cash due to the nature of its investments.Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require a Fund to dispose of or sell portfolio investments at an inopportune time in order to obtain the cash needed to distribute redemption proceeds at an inopportune time. This may also cause the Funds to recognize investment income and/or capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Funds may be less tax efficient and may have to pay out higher annual distributions than if the Funds used the in-kind redemption process. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell Shares on an exchange. Redemption requests may occasionally exceed the cash balance of a Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle. In addition, settlement periods on the LME may result in the need for a Fund to dispose of, or novate, certain futures contracts early in order to meet redemption requests. In such circumstances, a Fund may incur additional transaction fees and interest charges and the Fund’s NAV may decline based on the difference between the price at which the Fund valued the contracts and the proceeds received.

m. Commodity Pool Regulatory Risk

Each Fund is deemed to be a commodity pool due to its investment exposure to commodity futures contracts and is subject to regulation under the Commodity Exchange Act (“CEA”) and Commodity Futures Trading Commission (“CFTC”) rules as well as the regulatory scheme applicable to registered investment companies. The Advisor is registered as a commodity pool operator (“CPO”) and the Sub-Advisor is registered as a commodity trading advisor (“CTA”). Registration as a CPO and CTA imposes additional compliance obligations on the Advisor, the Sub-Advisor, and each Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs for the Advisor or Sub-Advisor and may affect the operations and financial performance of the Fund. These requirements are also subject to change at any time.

n. Cybersecurity Risk

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause each Fund, the Advisor and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

o. Investment Company Securities

To the extent a Fund or its Subsidiary invests in securities of other investment companies, including exchange-traded funds, the Fund will bear a proportionate share of the fees and expenses paid by such other investment company, including advisory and administrative fees.

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

p. Investment Risk

An investor may lose the value of their entire investment or part of their investment in Shares.

q. Leverage Risk

To the extent the Fund is exposed directly or indirectly to leverage (through investments in commodities futures contracts) the value of the Fund may be more volatile than if no leverage were present.

r. Liquidity

Generally, only Authorized Participants may redeem Fund shares. Investors other than Authorized Participants wishing to realize their Fund shares will generally need to rely on secondary trading in the public trading market. There can be no assurance as to the price at which, or volume in which, it may at any time be possible to realize Fund shares in the public trading market. Although each Fund’s shares are listed for trading on NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained.

s. Market Trading Risk

There can be no assurance as to the price at which, or volume in which, it may at any time be possible to buy or sell Shares in the public trading market. Although the Shares are listed for trading on NYSE Arca, there can be no assurance that an active trading market for such Shares will develop or be maintained. Although it is expected that the market price of the Shares will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

t. Non-Diversification Risk

As a “non-diversified” fund, each Fund may hold a smaller number of portfolio securities than many other funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Shares may be more volatile than the values of shares of more diversified funds. However, the each Fund intends to satisfy the asset diversification requirements for classification as a RIC under Subchapter M of the Code.

u. Sampling Risk

A Fund’s use of a representative sampling approach may result in it holding a smaller number of instruments than are included in the Index. As a result, an adverse development respecting an investment held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the components of the Index. Conversely, a positive development relating to a constituent of the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater. A representative sampling strategy may increase the Fund’s susceptibility to Index Tracking Risk.

v. Shares May Trade at Prices Other than NAV

As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares will approximate the Fund’s NAV when purchased and sold in the secondary market, there may be times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. The market price of a Fund’s shares on an exchange during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Fund’s shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Advisor believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Notes to Consolidated Financial Statements (concluded)

June 30, 2022 (Unaudited)

w. Subsidiary Investment Risk

Changes in the laws of the United States and/or the Cayman Islands, under which the Funds and the Subsidiaries are organized, respectively, could result in the inability of a Subsidiary to operate as intended and could negatively affect a Fund and its shareholders. Each Subsidiary is not registered under the 1940 Act, and, is not subject to the investor protections of the 1940 Act.

x. Swap Agreements

Swaps can involve greater risks than a direct investment in an underlying asset and these may increase or decrease the overall volatility of a Fund’s investment and its share price. Swaps may be subject to illiquidity risk, and it may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. As with other transactions, a Fund will bear the risk that the counterparty will default, which could cause losses to the Fund.

y. Tax Risk

In order to qualify for the favorable U.S. federal income tax treatment accorded to a RIC under Subchapter M of the Code, each Fund must, among other requirements, derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”) and must satisfy certain asset diversification requirements. Certain of a Fund’s commodity-related investments, if made directly, will not generate income that is qualifying income. Each Fund intends to hold such commodity-related investments indirectly, through the Subsidiary. Each Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The Advisor and/or Sub-Advisor will carefully monitor each Fund’s investment in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to ensure compliance with the Fund’s asset diversification test for qualification as a RIC under Subchapter M of the Code. If a Fund was to fail to meet the qualifying income test or the asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. The failure by a Fund to qualify as a RIC would have significant negative tax consequences to Fund shareholders and would affect a shareholder’s return on its investment in such Fund. Under certain circumstances, a Fund may be able to cure a failure to meet the qualifying income test or the asset diversification test if such failure was due to reasonable cause and not willful neglect, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. Each Fund’s strategy of investing through its Subsidiary in commodity-related instruments may cause the Fund to recognize more ordinary income than would be the case if the Fund did not invest through a Subsidiary, resulting in distributions from the Fund that are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gains.

z. U.S. Government Securities

U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. government securities include inflation-indexed fixed-income securities, such as U.S. Treasury Inflation Protected Securities (TIPS). U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

13. Indemnifications

Under the Trust’s organizational documents, the Trustees (and its directors, employees and agents) and the Advisor or Sub-Advisor (and its members, managers, directors, officers, employees and affiliates) are indemnified by the Trust against any liability, cost or expense it incurs without gross negligence, bad faith or willful misconduct on its part and without reckless disregard on its part of its obligations and duties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Funds expect the risk of loss to be remote.

14. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there were no material subsequent events requiring adjustment to or disclosure in these consolidated financial statements.

abrdn ETFs

Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares, and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the entire period ended June 30, 2022.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the entire period ended June 30, 2022.

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 6/30/22	Expenses Paid During the Period*	Annualized Expense Ratio During Period
abrdn Bloomberg All Commodity Strategy K-1 Free ETF
Actual	$1,000.00	$1,178.80	$1.35	0.25%
Hypothetical	$1,000.00	$1,023.56	$1.25	0.25%
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Actual	$1,000.00	$1,169.80	$1.56	0.29%
Hypothetical	$1,000.00	$1,023.36	$1.45	0.29%
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF
Actual	$1,000.00	$ 951.25	$1.89	0.39%
Hypothetical	$1,000.00	$1,022.86	$1.96	0.39%

*Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

abrdn ETFs

Board Approval of Advisory and Sub-Advisory Agreements

Summary of Board Considerations in Approving the Investment Advisory and Sub-Advisory Agreements

At a regularly scheduled meeting (the “Meeting”) of the Board of Trustees (the “Board”) of abrdn ETFs (the “Trust”) held on June 14, 2022, the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between abrdn ETFs Advisors LLC (formerly Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”)) and the Trust, on behalf of the abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (formerly, Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF), abrdn Bloomberg All Commodity Strategy K-1 Free ETF (formerly, Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF) and abrdn Bloomberg Industrial Metal Strategy K-1 Free ETF (formerly, Aberdeen Standard Bloomberg Industrial Metal Strategy K-1 Free ETF) (each a “Fund” and collectively, the “Funds”).

In connection with their consideration of whether to approve the continuation of the Advisory Agreement, the Board members received and reviewed a variety of information provided by the Advisor relating to the Funds, the Agreement and the Advisor, including comparative performance, fee and expense information and other information regarding the nature, extent and quality of services provided by the Advisor under the Advisory Agreement. The materials provided to the Board generally included, among other items: (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks; (ii) a report prepared by the Advisor in response to a request submitted by the Independent Trustees’ independent legal counsel on behalf of such Trustees; (iii) information on the Funds’ advisory fees and other expenses, including information comparing each Fund’s expenses to those of a peer group of funds and information about any applicable expense limitations and fee “breakpoints”; (iv) information about the profitability of the Agreement to the Advisor; and (v) a memorandum form the Independent Trustees’ independent legal counsel on the responsibilities of the Board in considering for approval the investment advisory arrangements under the 1940 Act and Delaware law.

Approval of the Advisory Agreement

In evaluating whether to renew the Advisory Agreement for each Fund, the Board considered numerous factors, including: (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisor under the Advisory Agreement; (ii) the costs of the services to be provided to each Fund and the anticipated profits to be realized by the Advisor (and its affiliates) from its relationships with each Fund; (iii) each Fund’s total expense ratio as well as the advisory fees to be paid by each Fund pursuant to the Advisory Agreement relative to the total expense ratios of and the advisory fees charged by a comparable group of funds with similar investment strategies (“peer funds”); (iv) the investment performance of each Fund relative to that of its benchmark index as well as the performance of its peer funds; (vi) any additional benefits (such as soft dollars, if any) received by the Advisor and its affiliates; (v) the extent to which economies of scale would be realized by Shareholders as each Fund’s assets increase and whether a Fund’s advisory fees enable its investors to share in the benefits of economies of scale, if any; (vii) the Advisor’s compliance program; and (viii) any other considerations deemed relevant by the Board. No single factor reviewed by the Board was identified as the principal factor in determining whether to renew the Advisory Agreement, and individual Trustees may have given different weight to various factors.

The discussion immediately below outlines in greater detail the materials and information presented to the Board by the Advisor in connection with the Board’s consideration and approval of the Advisory Agreement, and the conclusions made by the Board at the Meeting when determining to renew the Advisory Agreement.

Nature, Extent, and Quality of Services. In examining the nature, extent and quality of the investment advisory services provided by the Advisor, the Trustees considered the qualifications, experience and capability of the Advisor’s management and other personnel and the extent of care and conscientiousness with which the Advisor performs its duties. The Board reviewed information describing the Advisor’s reputation within the industry, business operations, financial condition, personnel, brokerage and other trading practices, historical performance, and relevant compliance policies and procedures. In particular, the Board noted the Advisor’s responsibilities under the Advisory Agreement, and recognized the Advisor’s continued commitment to each Fund.

Based on the totality of the information considered, the Board concluded that each Fund has already, and was likely to continue to benefit from the nature, extent and quality of the Advisor’s services, and that the Advisor has the ability to provide these services based on its respective experience, operations and current resources.

Costs and Profitability. The Board then considered the profits realized by the Advisor in connection with providing services to the Funds. The Board reviewed profit and loss information provided by the Advisor with respect to each of the Funds. In particular, the Board noted the Advisor’s representation of its long-term commitment to the success of the Funds. The Board also considered how the abrdn ETFs

Board Approval of Advisory and Sub-Advisory Agreements (continued)

Advisor’s profitability was affected by factors such as its organizational structure and method for allocating expenses. Based on the totality of the information considered, the Board concluded that the Advisor’s profitability with respect to the Funds appeared reasonable in light of the services the Advisor rendered to the Funds.

Fees and Expenses. The Board considered each Fund’s advisory fees payable under the Advisory Agreement in relation to the estimated costs of the advisory and related services provided by the Advisor. The Board noted that each Fund’s fee structure is a “unitary fee” structure under which each Fund pays a single advisory fee out of which all of the Fund’s expenses, except for certain excluded expenses, are paid. The Board reviewed each Fund’s advisory fee and total expense ratio and noted that no changes were being proposed. Based on the totality of the information considered, the Board concluded, with respect to each Fund, that the advisory fees appeared reasonable in light of the services rendered.

Investment Performance of each Fund. The Board reviewed reports comparing each Fund’s investment performance over time to the performance of the Fund’s benchmark index as well as other funds in its peer group. A representative from the Advisor provided information regarding, and led discussions of factors impacting, the performance of each Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Board determined that each Fund’s performance was satisfactory, or, where the Fund’s performance fell below its benchmark and/or peer group, the Board was satisfied by the reasons for the underperformance and/or the steps taken by the Advisor in an effort to improve the Fund’s performance. Based on the totality of the information considered, the Board concluded that it was satisfied with the investment results that the Advisor had been able to achieve for the Funds. In reviewing the performance for the abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF and abrdn Bloomberg All Commodity Strategy K-1 Free ETF, the Board also noted that it had approved changes to these Funds’ investment objective and strategies to change each Fund from an actively managed fund to a fund that seeks to track the performance of an underlying index.

Indirect Benefits. The Board then considered the extent to which the Advisor derives any ancillary or indirect benefits that could accrue to the Advisor from the Funds’ operations as a result of the Advisor’s relationship with each Fund. The Board reviewed the degree to which the Advisor or its affiliates may receive compensation from the Funds based upon a Fund’s investment in other funds affiliated with the Advisor. The Board also considered whether any of the Advisor’s affiliates might benefit from the Funds’ operations. Based on the totality of the information considered, the Board concluded that any benefits accruing to the Advisor by virtue of its relationships with the Funds appeared to be reasonable.

Economies of Scale. The Board next considered the absence of breakpoints in the advisory fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in each Fund’s asset levels, noting a recent increase in asset levels. Based on the totality of the information considered, the Board determined that it would monitor potential economies of scale, as well as the appropriateness of introducing breakpoints, as assets managed by each Fund continue to grow larger.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including the Independent Trustees, with the assistance of Trust Counsel, unanimously concluded that the terms of the Advisory Agreement, including the fees to be paid thereunder, were fair and reasonable and approved the Advisory Agreement.

Summary of Board Considerations in Approving the Investment Sub-Advisory Agreement

At the March 15, 2022 meeting (the “March Meeting”) and the June 14, 2022 meeting (together with the March Meeting, the “Meetings”) of the Board of Trustees of the Trust, the Board, including the Independent Trustees, approved the continuation of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and Vident Investment Advisory, LLC (the “Sub-Advisor”) on behalf of each Fund.

In preparation for the Meetings, the Trustees requested that the Sub-Advisor furnish information necessary to evaluate the terms of the Sub-Advisory Agreement. The Trustees used this information to help them decide whether to approve the Sub-Advisory Agreement. Before voting on the Sub-Advisory Agreement, the Board reviewed the Sub-Advisory Agreement with representatives of the Sub-Advisor, as well with the Independent Trustees’ independent legal counsel, and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the agreement. The Independent Trustees also discussed the Sub-Advisory Agreement in an executive session with independent legal counsel at which no representatives of the Sub-Advisor was present. In its consideration of the approval of the Sub-Advisory Agreement, the Board reviewed materials furnished by the Sub-Advisor, and communicated with senior representatives of the Sub-Advisor regarding its personnel, operations and financial condition.

abrdn ETFs

Board Approval of Advisory and Sub-Advisory Agreements (continued)

In evaluating whether to renew the Sub-Advisory Agreement for each Fund, the Board considered numerous factors, including: (i) the nature, extent, and quality of the services to be provided to each Fund by the Sub-Advisor under the Sub-Advisory Agreement; (ii) each Fund’s total expense ratio as well as the advisory fees to be paid by each Fund pursuant to the Sub-Advisory Agreement relative to the total expense ratios of and the advisory fees charged by a comparable group of funds with similar investment strategies (“peer funds”); (iii) the investment performance of each Fund relative to that of its benchmark index as well as the performance of its peer funds; (iv) the costs of the services to be provided to each Fund and the anticipated profits to be realized by the Sub-Advisor (and its affiliates) from its relationships with each Fund; (v) the extent to which economies of scale would be realized by Shareholders as each Fund’s assets increase and whether a Fund’s advisory fees enable its investors to share in the benefits of economies of scale, if any; (vi) any additional benefits (such as soft dollars, if any) received by the Sub-Advisor and its affiliates; (vii) the Sub-Advisor’s compliance program; and (viii) any other considerations deemed relevant by the Board. No single factor reviewed by the Board was identified as the principal factor in determining whether to renew the Sub-Advisory Agreement, and individual Trustees may have given different weight to various factors.

The discussion immediately below outlines in greater detail the materials and information presented to the Board by the Sub-Advisor in connection with the Board’s consideration and approval of the Sub-Advisory Agreement, and the conclusions made by the Board at the Meeting when determining to renew the Sub-Advisory Agreement.

Nature, Extent, and Quality of Services. In examining the nature, extent and quality of the investment advisory services provided by the Sub-Advisor, the Trustees considered the qualifications, experience and capability of the Sub-Advisor’s management and other personnel and the extent of care and conscientiousness with which the Sub-Advisor performs its duties. The Board reviewed information describing the Sub-Advisor’s reputation within the industry, business operations, financial condition, personnel, brokerage and other trading practices, historical performance, and relevant compliance policies and procedures. In particular, the Board noted the Sub-Advisor’s responsibilities under the Sub-Advisory Agreement, and recognized the Sub-Advisor’s continued commitment to each Fund. The Board also considered the investment management process used by the Sub-Advisor in managing each Fund’s assets, including the experience and capability of the Sub-Advisor’s management and other personnel responsible for the portfolio management of each Fund and compliance with each Fund’s investment policies and restrictions.

Based on the totality of the information considered, the Board concluded that each Fund has already, and was likely to continue to benefit from the nature, extent and quality of the Sub-Advisor’s services, and that the Sub-Advisor has the ability to provide these services based on its respective experience, operations and current resources.

Fees and Expenses. The Board considered each Fund’s advisory fees payable under the Sub-Advisory Agreement in relation to the estimated costs of the advisory and related services provided by the Sub-Advisor. The Trustees noted that the fees payable under the Sub-Advisory Agreement for the abrdn Bloomberg Industrial Strategy K-1 Free ETF had increased effective March 1, 2022 and had changed from a flat fee to a tiered fee that included breakpoints. The Board noted that each Fund’s fee structure is a “unitary fee” structure under which each Fund pays a single advisory fee out of which all of the Fund’s expenses, except for certain excluded expenses, are paid. The Board reviewed each Fund’s advisory fee and total expense ratio and noted that no changes were being proposed. Based on the totality of the information considered, the Board concluded, with respect to each Fund, that the advisory fees appeared reasonable in light of the services rendered.

Investment Performance of each Fund. The Board reviewed reports comparing each Fund’s investment performance over time to the performance of the Fund’s benchmark index as well as other funds in its peer group. A representative from the Sub-Advisor provided information regarding, and led discussions of factors impacting, the performance of each Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Board determined that each Fund’s performance was satisfactory, or, where the Fund’s performance fell below its benchmark and/or peer group, the Board was satisfied by the reasons for the underperformance and/or the steps taken by the Sub-Advisor in an effort to improve the Fund’s performance. Based on the totality of the information considered, the Board concluded that it was satisfied with the investment results that the Sub-Advisor had been able to achieve for the Funds.

Costs and Profitability. The Board then considered the profits realized by the Sub-Advisor in connection with providing services to the Funds. The Board reviewed profit and loss information provided by the Sub-Advisor with respect to each of the Funds. In particular, the Board noted the Sub-Advisor’s representation of its long-¬term commitment to the success of the Funds. The Board also considered how the Sub-Advisor’s profitability was affected by factors such as its organizational structure and method for allocating expenses. Based on the totality of the information considered, the Board concluded that the Sub-Advisor’s profitability with respect to the Funds appeared reasonable in light of the services the Sub-Advisor rendered to the Funds.

abrdn ETFs

Board Approval of Advisory and Sub-Advisory Agreements (concluded)

Economies of Scale. The Board next considered the absence of breakpoints in the advisory fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in each Fund’s asset levels. Thus, based on the totality of the information considered, the Board determined that it would monitor potential economies of scale, as well as the appropriateness of introducing breakpoints, as assets managed by each Fund grow larger.

Indirect Benefits. The Board then considered the extent to which the Sub-Advisor derives any ancillary or indirect benefits that could accrue to the Sub-Advisor from the Funds’ operations as a result of the Sub-Advisor’s relationship with each Fund. The Board reviewed the degree to which the Sub-Advisor or its affiliates may receive compensation from the Funds based upon a Fund’s investment in other funds affiliated with the Sub-Advisor. The Board also considered whether any of the Sub-Advisor’s affiliates might benefit from the Funds’ operations. Based on the totality of the information considered, the Board concluded that any benefits accruing to the Sub-Advisor by virtue of its relationships with the Funds appeared to be reasonable.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including the Independent Trustees, with the assistance of Trust Counsel, unanimously concluded that the terms of the Sub-Advisory Agreement, including the fees to be paid thereunder, were fair and reasonable and approved the Sub-Advisory Agreement.

abrdn ETFs

Review of Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, abrdn ETFs (the “Trust”), on behalf of each of its Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Program is tailored to reflect the Funds’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Funds. As required by the Rule, the Program includes policies and procedures for the classification of Fund portfolio holdings, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments to 15% of a Fund’s net assets.

The Board of Trustees of the Trust (the “Board”) has designated the Funds’ advisor, abrdn ETFs Advisors LLC (the “Advisor”), to serve as the Program’s administrator (the “Administrator”). In its role as the Administrator, the Advisor has formed a Liquidity Risk Management Committee (the “Committee”) to help implement and carry out the day-to-day operations of the Program for the Funds. On a periodic basis, the Committee assesses each Fund’s liquidity risk based on the following factors, as applicable: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, (2) short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and (3) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. The Committee also reviews and analyzes liquidity reports produced by a third-party liquidity monitoring vendor retained by the Advisor and classifies each Fund’s portfolio investments into one of four liquidity classifications.

At the March 15, 2022 meeting of the Board, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the one-year period ended January 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Funds’ liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation and noted that the Funds’ liquidity monitoring provider changed in April 2021. In addition, the report indicated that neither Fund had been required to set a highly liquid investment minimum and neither Fund had breached the 15% limitation on illiquid assets.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

abrdn ETFs

Additional Information (Unaudited)

Proxy Voting Information

A description of the Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.abrdn.com/us/etf or the Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling 844-383-7289.

When available, information regarding how a Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling 844-383-7289 or by visiting either www.abrdn.com/us/etf or the SEC’s website at www.sec.gov.

Portfolio Holdings Information

Information about each Fund’s daily portfolio holdings is available www.abrdn.com/us/etf. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (December 31) and its second fiscal quarter (June 30) in its reports to shareholders. No later than 60 days after the end of each fiscal quarter, each Fund files with the SEC on Form N-PORT, a complete schedule of its fund holdings as of each month-end during the relevant quarter. The Fund’s Form N-PORT filings are available on the SEC’s website at www.sec.gov.

Premium/Discount and NAV Information

Information regarding each Fund’s NAV and how often shares of the Funds traded on the Listing Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of each Fund during the most recently completed calendar year and most recently completed calendar quarters are available on the website at www.abrdn.com/us/etf.

abrdn ETFs

c/o ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

Must be accompanied or preceded by a Prospectus.

Distributor: ALPS Distributors, Inc.

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this reporting period.

Item 6. Investments

(a)       Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)       Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(a)(4)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

abrdn ETFs

By:

/s/ Alan Goodson

Alan Goodson

President

September 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Alan Goodson

Alan Goodson

President

September 6, 2022

By:

/s/ Andrea Melia

Andrea Melia

Treasurer and Principal Financial Officer

September 6, 2022